Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Energy Index ETF - Fidelity MSCI Energy Index ETF	Nov. 29, 2024
Bar Chart Table:
Annual Return 2014	(9.79%)
Annual Return 2015	(23.00%)
Annual Return 2016	27.03%
Annual Return 2017	(2.43%)
Annual Return 2018	(19.95%)
Annual Return 2019	9.23%
Annual Return 2020	(33.11%)
Annual Return 2021	55.48%
Annual Return 2022	63.13%
Annual Return 2023	0.04%